CREDIT CARD AND LOAN RECEIVABLES - Age of Credit Card and Loan Receivable Accounts (Details) item in Millions, $ in Millions	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	24.2	27.3
Percentage of Active Accounts with Balances	100.00%	100.00%
Principal Receivables Outstanding | $	$ 16,869.9	$ 17,705.1
Percentage of Principal Receivables Outstanding	100.00%	100.00%
0-12 Months
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	6.5	7.4
Percentage of Active Accounts with Balances	26.70%	27.30%
Principal Receivables Outstanding | $	$ 4,099.9	$ 4,110.0
Percentage of Principal Receivables Outstanding	24.30%	23.20%
13-24 Months
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	4.2	4.5
Percentage of Active Accounts with Balances	17.10%	16.40%
Principal Receivables Outstanding | $	$ 2,887.8	$ 3,011.3
Percentage of Principal Receivables Outstanding	17.10%	17.00%
25-36 Months
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	3.1	3.2
Percentage of Active Accounts with Balances	13.00%	11.70%
Principal Receivables Outstanding | $	$ 2,428.9	$ 2,357.1
Percentage of Principal Receivables Outstanding	14.40%	13.30%
37-48 Months
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	2.2	2.4
Percentage of Active Accounts with Balances	9.10%	8.80%
Principal Receivables Outstanding | $	$ 1,795.0	$ 1,837.0
Percentage of Principal Receivables Outstanding	10.70%	10.40%
49-60 Months
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	1.7	1.7
Percentage of Active Accounts with Balances	7.10%	6.30%
Principal Receivables Outstanding | $	$ 1,367.2	$ 1,280.8
Percentage of Principal Receivables Outstanding	8.10%	7.20%
Over 60 Months
Age of Accounts Since Origination
Number of Active Accounts with Balances | item	6.5	8.1
Percentage of Active Accounts with Balances	27.00%	29.50%
Principal Receivables Outstanding | $	$ 4,291.1	$ 5,108.9
Percentage of Principal Receivables Outstanding	25.40%	28.90%